Investments in unconsolidated entities - Summarized Financial Information (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance sheet data:
Total assets	$ 6,413.8				$ 6,007.7				$ 6,413.8	$ 6,007.7
Total liabilities	4,548.0				4,069.3				4,548.0	4,069.3
Income statement data:
Revenues	352.0	$ 487.4	$ 441.0	$ 439.7	336.8	$ 351.7	$ 441.8	$ 327.5	1,720.1	1,457.8	$ 1,134.1
Expenses	(506.0)	$ (498.7)	$ (430.7)	$ (318.4)	(482.3)	$ (386.3)	$ (292.4)	$ (273.1)	(1,753.8)	(1,434.1)	(1,244.0)
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Balance sheet data:
Total assets	594.5				591.1				594.5	591.1
Total liabilities	$ 47.6				$ 28.7				47.6	28.7
Income statement data:
Revenues									72.7	55.4	60.3
Expenses									$ (30.2)	$ (25.1)	$ (28.8)